Fair Value Of Assets And Liabilities (Nonrecurring Fair Value Measurements) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Fair Value Of Assets And Liabilities [Line Items]
Loans held for sale, nonrecurring measurements	$ 221,389		$ 247,955		$ 37,582
Loans, net of unearned income, nonrecurring measurements	125,297	[1]	213,974	[1]	402,007	[1]
Real estate acquired by foreclosure, nonrecurring measurements	68,884	[2]	110,536	[2]	113,722	[2]
Other assets, nonrecurring measurements	91,243	[3]	87,667	[3]	108,247	[3]
Level 2 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held for sale, nonrecurring measurements	10,902		40,323		15,753
Level 3 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held for sale, nonrecurring measurements	210,487		207,632		21,829
Loans, net of unearned income, nonrecurring measurements	125,297	[1]	213,974	[1]	402,007	[1]
Real estate acquired by foreclosure, nonrecurring measurements	68,884	[2]	110,536	[2]	113,722	[2]
Other assets, nonrecurring measurements	91,243	[3]	87,667	[3]	108,247	[3]
Net Gains/(Losses) [Member]
Fair Value Of Assets And Liabilities [Line Items]
Net gains/(losses) Loans held for sale					1,716
Net gains/(losses), Securities available for sale					(516)	[4]
Net gains/(losses) Loans, net of unearned income	(48,330)	[1]	(156,572)	[1]	(287,866)	[1]
Net gains/(losses) Real estate acquired by foreclosure	(18,358)	[2]	(18,097)	[2]	(39,879)	[2]
Net gains/(losses) Other assets	(12,192)	[3]	(11,145)	[3]	(8,970)	[3]
Gain (loss) on financial assets measured on non-recurring basis	(84,829)		(193,003)		(335,515)
First Mortgages [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held for sale, nonrecurring measurements	11,980		15,289
First Mortgages [Member] | Level 3 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held for sale, nonrecurring measurements	11,980		15,289
First Mortgages [Member] | Net Gains/(Losses) [Member]
Fair Value Of Assets And Liabilities [Line Items]
Net gains/(losses) Loans held for sale - first mortgages	(5,947)		(7,249)
SBAs [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held for sale, nonrecurring measurements	66,730		10,456
SBAs [Member] | Level 2 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held for sale, nonrecurring measurements	66,730		10,456
SBAs [Member] | Net Gains/(Losses) [Member]
Fair Value Of Assets And Liabilities [Line Items]
Net gains/(losses) Loans held for sale	$ (2)		$ 60

[1]	Represents carrying value of loans for which adjustments are based on the appraised value of the collateral. Write-downs on these loans are recognized as part of provision.
[2]	Represents the fair value and related losses of foreclosed properties that were measured subsequent to their initial classification as foreclosed assets. Balance excludes foreclosed real estate related to government insured mortgages.
[3]	Represents low income housing investments. 2011 also includes new market tax credit investments.
[4]	Represents recognition of other than temporary impairment for cost method investments classified within securities available for sale.